Submission	Jan. 17, 2025
Submission [Line Items]
Central Index Key	0000723125
Registrant Name	MICRON TECHNOLOGY INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES